Net Loss per Share or Unit - Basic and Diluted - Schedule of Potentially Dilutive Common Stock Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	2,689,935
Unvested Incentive Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		331,547
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	10,643,403